Rotable spare parts, furniture and equipment, net (Details Narrative)			1 Months Ended							12 Months Ended						24 Months Ended
	May 12, 2020 engine	Aug. 16, 2013 engine	Oct. 31, 2021 engine	Apr. 30, 2021 engine	Oct. 31, 2020 item	Jul. 31, 2020 item	Nov. 30, 2018 AIRCRAFT item	Jul. 31, 2018	Nov. 30, 2015 engine	Dec. 31, 2025 USD ($) AIRCRAFT	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) AIRCRAFT	Dec. 31, 2021 AIRCRAFT	Dec. 31, 2017 USD ($) AIRCRAFT	Dec. 31, 2011 AIRCRAFT	Dec. 31, 2025 USD ($) AIRCRAFT
IfrsStatementLineItems [Line Items]
Amounts paid for aircraft pre-delivery payments | $										$ 291,592,000	$ 583,075,000	$ 480,753,000
Borrowing costs capitalised | $										22,287,000	$ 35,107,000	21,901,000
Capitalisation rate of borrowing costs eligible for capitalisation											7.59%					7.73%
Depreciation, property, plant and equipment | $										196,202,000	$ 175,266,000	127,401,000
Number of aircraft to be delivered | item					18	80	26
Number of spare engines purchased | engine	11		1						3
Number of aircraft engines to be provided maintenance services | engine			13	2					16
Credit notes received | $														$ 3,100,000
Amortization of credit notes | $										$ 216,000	216,000	216,000				$ 216,000
Total number of aircraft to be delivered										118						118
Term of aircraft delivery agreement										7 years
Gains (losses) arising from sale and leaseback transactions | $										$ 29,296,000	32,175,000	8,275,000
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										12						12
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										19						19
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										22						22
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										30						30
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Total number of aircraft to be delivered										28						28
Lufthansa Technik Ag Agreement [Member]
IfrsStatementLineItems [Line Items]
Credit notes received | $												5,000,000		$ 1,500,000
Amortization of credit notes | $										$ 519,000	519,000	$ 519,000				$ 519,000
Term of total support agreement								66 months
Aircraft Spare Engines [Member] | Pratt And Whitney Purchase Agreement Fmp [Member]
IfrsStatementLineItems [Line Items]
Amounts paid for aircraft pre-delivery payments | $										50,158,000	163,463,000
A 320 Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased												25	39	80	44
A 320 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased														46	30
Number of engines purchased | engine	46	30
Number of spare engines purchased | engine		6							2
Number of aircraft engines to be provided maintenance services | engine									10
A 321 Neo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased														34
Number of engines purchased | engine	34
Number of spare engines purchased | engine									1
A 320neo Into A 321neo [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased													20
Number of aircraft to be delivered							6
A 320 Ceo Model [Member]
IfrsStatementLineItems [Line Items]
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Amounts paid for aircraft pre-delivery payments | $										$ 40,099	$ 235,287